Common Stock - Narratives (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 shares	Dec. 31, 2024 Vote director $ / shares shares	Dec. 31, 2022 shares	Sep. 11, 2024 $ / shares	Dec. 31, 2023 $ / shares shares
Private Placement
Common Stock, par value (in dollars per share) | $ / shares					$ 0.0001
Class A common stock
Private Placement
Authorized capital stock (in shares)	200,000,000		200,000,000			200,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001			$ 0.0001
Class B common stock
Private Placement
Authorized capital stock (in shares)	20,000,000		20,000,000			20,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001			$ 0.0001
Angel Studios, Inc. CIK: 0001671941
Private Placement
Authorized capital stock (in shares)	85,000,000		85,000,000			85,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001			$ 0.001
Number of directors elected by all stock holders | director			2
Income from dilutive shares	2,978,669	2,005,008	1,901,382	1,438,552
Angel Studios, Inc. CIK: 0001671941 | Class A common stock
Private Placement
Authorized capital stock (in shares)	27,500,000		27,500,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Number of directors elected by each class of shareholders | director			1
Number of Class C Common stock for each convertible share			1
Angel Studios, Inc. CIK: 0001671941 | Class B common stock
Private Placement
Authorized capital stock (in shares)	4,000,000		4,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Number of votes for each share outstanding | Vote			55
Number of directors elected by each class of shareholders | director			1
Number of Class C Common stock for each convertible share			1
Conversion of shares			8,333
Conversion of stock, reduction of votes per share | Vote			50
Angel Studios, Inc. CIK: 0001671941 | Class C
Private Placement
Authorized capital stock (in shares)	38,000,000		38,000,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Number of votes for each share outstanding | Vote			1
Number of directors elected by each class of shareholders | director			1
Threshold percentage of holding shares to elect director			5.00%
Percentage of shares outstanding			11.00%
Angel Studios, Inc. CIK: 0001671941 | Class F
Private Placement
Authorized capital stock (in shares)	15,500,000		15,500,000
Common Stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001
Number of votes for each share outstanding | Vote			5
Number of Class C Common stock for each convertible share			1